Segment Information and Major Customers (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Total Sales	$ 7,240	$ 6,133	$ 13,394	$ 11,657	$ 23,961	$ 20,511
Sales Percentage	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
United States [Member]
Segment Reporting Information [Line Items]
Total Sales	5,057	3,965	9,798	7,757	16,338	14,419
Sales Percentage	70.00%	65.00%	73.00%	67.00%	68.00%	70.00%
Asia [Member]
Segment Reporting Information [Line Items]
Total Sales	328	364	517	663	1,218	960
Sales Percentage	4.00%	6.00%	4.00%	6.00%	5.00%	5.00%
Europe [Member]
Segment Reporting Information [Line Items]
Total Sales	1,513	1,491	2,587	2,588	5,309	4,319
Sales Percentage	21.00%	24.00%	19.00%	22.00%	22.00%	21.00%
Other International [Member]
Segment Reporting Information [Line Items]
Total Sales	$ 342	$ 313	$ 492	$ 649	$ 1,096	$ 813
Sales Percentage	5.00%	5.00%	4.00%	6.00%	5.00%	4.00%